Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade and Other Payables [Line Items]
Trade Payables	$ 269,227	$ 136,727
Accrued Liabilities	3,173	2,928
Other Payables	4,760	3,210
Total Trade and other payables	$ 277,160	$ 142,865